Consolidated Statements of Operations - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net sales	[1]	$ 2,331	$ 2,233	$ 2,289
Cost of Goods Sold		1,831	1,845	1,894
Gross Profit		500	388	395
Costs and expenses:
Selling, general and administrative expenses		333	347	285
Depreciation and amortization expenses		154	185	153
Research and development expenses		64	64	65
Restructuring and Discrete Costs		6	42	32
Other Operating Income (Expense), Net		9	19	2
Operating (loss) income		88	(84)	11
Other income (expense):
Other income, net		(8)	(7)	3
Loss on extinguishment and exchange of debt		0	(9)	(7)
Reorganization Items		1	2	8
(Loss) income before income taxes and losses from unconsolidated entities		15	(146)	(72)
Income taxes (note 8)		(15)	(18)	(13)
Loss before earnings from unconsolidated entities		0	(164)	(85)
Earnings from unconsolidated entities		0	1	2
Net Income (Loss) Attributable to Parent		$ 0	$ (163)	$ (83)
Earnings Per Share, Basic		$ 0.00	$ (3.39)	$ (1.73)
Earnings Per Share, Diluted		$ 0.00	$ (3.39)	$ (1.73)
Weighted Average Number of Shares Outstanding, Basic		48,112,584	48,050,048	48,015,685
Weighted Average Number of Shares Outstanding, Diluted		48,341,916	48,050,048	48,015,685
Interest Expense		$ 80	$ 76	$ 79
Interest Income (Expense), Net		$ 80	$ 76	$ 79

[1]	sales are not significant and, as such, are eliminated within the selling segment.